FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of change in currency exchange rates will cause corresponding change in related asset or liability
	USD	EUR	NIS	CZK	GBP	Other	Total

Financial assets
Cash and cash equivalents	6,479	11,967	1,660	3,077	3,146	2,690	29,019
Restricted Cash	340	83	11	-	11	31	476
Other Receivables	13	2,210	145	-	-	-	2,368
Restricted deposits - Joint Venture	2,075	5,991	-	-	-	1,888	9,954
Trade receivables	3,291	21,416	-	2,407	10,184	6,116	43,414
Due from the Michigan Joint Operation and NPI	5,894	-	-	-	-	-	5,894
Income tax receivable	-	-	113	-	-	170	283

Total financial assets	18,092	41,667	1,929	5,484	13,341	10,895	91,408
Financial liabilities
Trade and other payables	(7,498)	(8,305)	(628)	(2,659)	(1,036)	(317)	(20,443)
Lease liabilities	-	(493)	(8,023)	-	(28)	(290)	(8,834)
Employees' related payables and accruals	(53)	(3,547)	(4,925)	-	(67)	(1,274)	(9,866)
Liability with respect to Caesars' IP option	(3,450)	-	-	-	-	-	(3,450)
Loans from a financial institution, net	-	(217,969)	-	-	-	-	(217,969)
Accrued severance pay, net	-	(563)	(439)	-	-	-	(1,002)
Deferred taxes	-	(17,979)	-	-	-	-	(17,979)
Royalty payable	-	(12,054)	-	-	(1,274)	-	(13,328)
Income tax payable	(2,006)	(705)	(3,548)	(329)	-	(113)	(6,701)
Gaming tax payables	-	(7,520)	-	-	-	-	(7,520)
Client liabilities	(37)	(2,664)	-	-	(2,295)	(787)	(5,783)
Total financial liabilities	(13,044)	(271,799)	(17,563)	(2,988)	(4,700)	(2,781)	(312,875)
Net	5,048	(230,132)	(15,634)	2,496	8,641	8,114	(221,467)

The table below summarizes the balances of the Group's financial instruments, by currency, as of December 31, 2022, in U.S. dollars (in thousands):

	USD	EUR	NIS	CZK	GBP	Other	Total

Financial assets
Cash and cash equivalents	4,420	13,321	1,979	919	15,292	5,248	41,179
Restricted Cash	330	107	14	-	11	27	489
Other Receivables	32	1,934	436	-	124	407	2,933
Restricted deposits - Joint Venture	2,075	327	-	-	-	1,845	4,247
Trade receivables	3,482	20,731	-	4,636	5,029	4,369	38,247
Due from the Michigan Joint Operation and NPI	3,768	-	-	-	-	-	3,768
Income tax receivable	-	393	143	-	-	-	536

Total financial assets	14,107	36,813	2,572	5,555	20,456	11,896	91,399
Financial liabilities
Trade and other payables	(3,312)	(5,306)	(1,077)	(2,552)	(2,722)	(1,073)	(16,042)
Lease liabilities	-	(54)	(7,739)	-	(97)	(83)	(7,973)
Employees' related payables and accruals	-	(2,871)	(3,749)	-	-	(642)	(7,262)
Liability with respect to Caesars' IP option	(3,450)	-	-	-	-	-	(3,450)
Loans from a financial institution, net	-	(209,287)	-	-	-	-	(209,287)
Accrued severance pay, net	-	(518)	(515)	-	-	-	(1,033)
Deferred taxes	-	(19,714)	-	-	-	-	(19,714)
Royalty payable	-	(10,838)	-	-	-	-	(10,838)
Income tax payable	(1,321)	(1,978)	(1,471)	(365)	-	(16)	(5,151)
Gaming tax payables	-	(1,439)	-	-	(8,694)	-	(10,133)
Client liabilities	(20)	(1,190)	-	-	(3,172)	(2,545)	(6,927)
Total financial liabilities	(8,103)	(253,195)	(14,551)	(2,917)	(14,685)	(4,359)	(297,810)
Net	6,004	(216,382)	(11,979)	2,638	5,771	7,537	(206,411)

Schedule of contractual maturity analysis of financial liabilities
	As of December 31, 2023
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Loans and interest	3,103	9,413	224,881	237,397
Lease liabilities	-	1,864	6,970	8,834
Trade and other payables	20,443	-	-	20,443
Royalty payables	13,328	-	-	13,328
Client liabilities	5,783	-	-	5,783
Total	42,657	11,277	231,851	285,785